Loss on Impairment - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 FLOATER	Dec. 31, 2020 JACKUP	Mar. 31, 2020 USD ($) FLOATER	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) FLOATER	Dec. 31, 2019 USD ($) FLOATER
Property, Plant and Equipment [Line Items]
Loss on impairment	$ 0					$ 0	$ 3,915,408	$ 615,294
Noble Finance Company
Property, Plant and Equipment [Line Items]
Loss on impairment	$ 0					$ 0	$ 3,915,408	$ 615,294
Number of impairment oil and gas properties			3	9	4		7	2
Noble Finance Company | Capital Spare Equipment
Property, Plant and Equipment [Line Items]
Loss on impairment							$ 3,900,000
Noble Finance Company | Nobel Series [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment		$ 2,800,000			$ 1,100,000		$ 24,000
Noble Finance Company | Noble Bully II Noble Paul Romano And Certain Capital Spare Equipment [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment								$ 615,300
Noble Finance Company | Noble Bully II
Property, Plant and Equipment [Line Items]
Loss on impairment								595,500
Noble Finance Company | Noble Bully II Attributable To Joint Venture Partner [Member]
Property, Plant and Equipment [Line Items]
Loss on impairment								$ 265,000